Other Gains and (Losses) (Tables)	12 Months Ended
Dec. 31, 2018
Other Gains and (Losses) [Abstract]
Schedule of other gains and (losses)
	Year ended December 31,
	2018	2017	2016
Gain on disposals of property, plant and equipment	1,380	171	10,541
Foreign exchange gain	(49)	(48)	54
Provision / reversal of inventory obsolescence	(196,124)	(101,256)	(1,667)
Bad debt provision of trade receivables	-	-	(331,196)
Impairment of prepayments in land purchase and related construction	-	-	(11,649,038)
Impairment of property	(13,311,557)	-	-
Others	(15,950)	(21,110)	847,539
	(13,522,300)	(122,243)	(11,123,767)